STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Non-cash compensation through issuance of stock options	$ 45,866	$ 24,453
Stock Options Granted During Fiscal Year 2010 [Member]
Non-cash compensation through issuance of stock options	17,405	24,453
Stock Options Granted During Fiscal Year 2013 [Member]
Non-cash compensation through issuance of stock options	$ 28,461	$ 0